6. Derivative Liability	6 Months Ended
May. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
6. Derivative Liability

In May 2015, the Company issued a convertible note agreement with a variable conversion feature that gave rise to a derivative. The derivative liability has been valued using a binomial lattice-based option valuation model using holding period assumptions developed from the Company's business plan and management assumptions, and expected volatility from comparable companies including OTC Pink® and small-cap companies. Increases or decreases in the Company's share price, the volatility of the share price, changes in interest rates in general, and the passage of time will all impact the value of the derivative liability. The Company re-values the derivative liability at the end of each reporting period and any changes are reflected as gains or losses in current period results. The assumptions used are as follows:

	Initial Valuation Date	May 31, 2015
Market value of common stock on measurement date (1)	$0.45	$0.423
Adjusted conversion price (2)	$0.293	$0.275
Risk free interest rate (3)	0.23%	0.26%
Life of the note in years	1 year	0.98 years
Expected volatility (4)	94.7%	94.5%
Expected dividend yield (5)	–	–

(1)	The market value of common stock is based on closing market price as of initial valuation date and May 22, 2015.
(2)	The adjusted conversion price is calculated based on conversion terms described in the note agreement.
(3)	The risk-free interest rate was determined by management using the 2 year Treasury Bill as of the respective Offering or measurement date.
(4)	The volatility factor was estimated by management using the historical volatilities of the Company’s stock.
(5)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The derivative liability on the date of issuance and at May 31, 2015 was $188,601 and $177,646, respectively. The change in the derivative value during the three months ended May 31, 2015 of approximately $10,955 was included in the determination of net loss during the period ended May 31, 2015.

The Registration Rights Agreement requires the Company to register the resale of the Securities within certain time limits and to be subject to certain penalties in the event the Company fails to timely file the Registration Statement, fails to obtain an effective Registration Statement or, once effective, to maintain an effective Registration Statement until the Securities are saleable pursuant to Rule 144 without volume restriction or other limitations on sale.

Accordingly, if (A) the Initial Registration Statement is not declared effective on or before the 120th calendar day following the Initial Closing Date (September 19, 2015), (B) any other Registration Statement is not declared effective on or before its Effectiveness Deadline, or (C) any Registration Statement described in Section 2 is declared effective by the SEC but shall thereafter cease to be effective for a period of time which shall exceed thirty (30) days in the aggregate per year (defined as a period of 365 days commencing on the date the Registration Statement is declared effective) (each such event, a “Non-Registration Event”), then the Company shall deliver to the Investor, as liquidated damages (“Liquidated Damages”), an amount equal to one percent (1.0%) of the aggregate purchase price paid by the Investor pursuant to the Securities Purchase Agreement for any unregistered Registrable Securities then held by the Investor and for each subsequent thirty (30) day period (pro rata for any period less than thirty days) which are subject to such Non-Registration Event; provided, however, that after (i) sixty (60) days, the Liquidated Damages shall be increased to two percent (2.0%) of the aggregate purchase price paid by the Investor pursuant to the Securities Purchase Agreement for any unregistered Registrable Securities then held by the Investor; and (ii) the maximum amount of Liquidated Damages shall not exceed 10% of the aggregate purchase price paid by the Investor pursuant to the Securities Purchase Agreement for any unregistered Registrable Securities then held by the Investor. The Company may pay the Liquidated Damages in cash or through the issuance of shares of Company Common Stock (such number of shares of Common Stock to be issued determined by dividing such dollar amount of Liquidated Damages by the Conversion Price then in effect under the Notes), the resale of which have been registered pursuant to a Registration Statement.

The Company determined the value of the derivative liability for the registration rights was nominal as of May 31, 2015.